Supplemental Guarantor Information	3 Months Ended
Mar. 31, 2016
Supplemental Guarantor Information [Abstract]
Supplemental Guarantor Information
Supplemental Guarantor Information
        For purposes of this Note 17, "Parent Guarantor and 2012 Issuer" shall mean MCBC. "Subsidiary Guarantors" shall mean certain Canadian and U.S. subsidiaries reflecting the substantial operations of each of our Canada and U.S. segments.
SEC Registered Securities
On May 3, 2012, MCBC issued $1.9 billion of senior notes, in a registered public offering, consisting of $300 million 2.0% senior notes due 2017, $500 million 3.5% senior notes due 2022, and $1.1 billion 5.0% senior notes due 2042. These senior notes are guaranteed on a senior unsecured basis by the Subsidiary Guarantors. Each of the Subsidiary Guarantors is 100% owned by the Parent Guarantor. The guarantees are full and unconditional and joint and several. See Note 11, "Debt" for additional details.
None of our other outstanding debt is publicly registered, and it is all guaranteed on a senior and unsecured basis by the Parent Guarantor and Subsidiary Guarantors. These guarantees are full and unconditional and joint and several. See Note 11, "Debt" for details of all debt issued and outstanding as of March 31, 2016.
Presentation
We have recast our presentation of the guarantor financial information to reflect the release of Molson Coors Brewing Company (UK) Limited, our primary UK operating entity, Golden Acquisition and Molson Coors Holdings Limited as subsidiary guarantors of our debt obligations, evidenced by the supplemental indentures dated May 13, 2016.
The following information sets forth the condensed consolidating statements of operations for the three months ended March 31, 2016, and March 31, 2015, condensed consolidating balance sheets as of March 31, 2016, and December 31, 2015, and condensed consolidating statements of cash flows for the three months ended March 31, 2016, and March 31, 2015. Investments in subsidiaries are accounted for under the equity method; accordingly, entries necessary to consolidate the Parent Guarantor and all of our guarantor and non-guarantor subsidiaries are reflected in the eliminations column. In the opinion of management, separate complete financial statements of MCBC and the Subsidiary Guarantors would not provide additional material information that would be useful in assessing their financial composition.
MOLSON COORS BREWING COMPANY AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
FOR THE THREE MONTHS ENDED MARCH 31, 2016
(IN MILLIONS)
(UNAUDITED)
AS RECAST FOR CHANGE IN GUARANTORS

	Parent Guarantor and 2012 Issuer	Subsidiary Guarantors	Subsidiary Non Guarantors	Eliminations	Consolidated
Sales	$6.6	$375.9	$595.3	$(27.0)	$950.8
Excise taxes	—	(84.0)	(209.6)	—	(293.6)
Net sales	6.6	291.9	385.7	(27.0)	657.2
Cost of goods sold	—	(163.7)	(270.4)	20.1	(414.0)
Gross profit	6.6	128.2	115.3	(6.9)	243.2
Marketing, general and administrative expenses	(47.0)	(79.8)	(131.0)	6.9	(250.9)
Special items, net	—	109.3	(0.7)	—	108.6
Equity income (loss) in subsidiaries	215.8	(113.4)	149.3	(251.7)	—
Equity income in MillerCoors	—	142.4	—	—	142.4
Operating income (loss)	175.4	186.7	132.9	(251.7)	243.3
Interest income (expense), net	(39.9)	69.2	(76.6)	—	(47.3)
Other income (expense), net	(18.3)	4.6	(1.6)	—	(15.3)
Income (loss) from continuing operations before income taxes	117.2	260.5	54.7	(251.7)	180.7
Income tax benefit (expense)	41.6	(85.4)	23.2	—	(20.6)
Net income (loss) from continuing operations	158.8	175.1	77.9	(251.7)	160.1
Income (loss) from discontinued operations, net of tax	—	—	(0.5)	—	(0.5)
Net income (loss) including noncontrolling interests	158.8	175.1	77.4	(251.7)	159.6
Net (income) loss attributable to noncontrolling interests	—	—	(0.8)	—	(0.8)
Net income (loss) attributable to MCBC	$158.8	$175.1	$76.6	$(251.7)	$158.8
Comprehensive income (loss) attributable to MCBC	$415.8	$408.8	$99.4	$(508.2)	$415.8
MOLSON COORS BREWING COMPANY AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
FOR THE THREE MONTHS ENDED MARCH 31, 2015
(IN MILLIONS)
(UNAUDITED)
AS RECAST FOR CHANGE IN GUARANTORS

	Parent Guarantor and 2012 Issuer	Subsidiary Guarantors	Subsidiary Non Guarantors	Eliminations	Consolidated
Sales	$4.9	$433.2	$595.1	$(30.0)	$1,003.2
Excise taxes	—	(94.0)	(209.2)	—	(303.2)
Net sales	4.9	339.2	385.9	(30.0)	700.0
Cost of goods sold	—	(206.9)	(272.2)	24.3	(454.8)
Gross profit	4.9	132.3	113.7	(5.7)	245.2
Marketing, general and administrative expenses	(28.1)	(88.6)	(129.6)	5.7	(240.6)
Special items, net	—	—	(8.6)	—	(8.6)
Equity income (loss) in subsidiaries	104.2	(109.1)	40.4	(35.5)	—
Equity income in MillerCoors	—	129.3	—	—	129.3
Operating income (loss)	81.0	63.9	15.9	(35.5)	125.3
Interest income (expense), net	(17.2)	72.7	(84.7)	—	(29.2)
Other income (expense), net	(1.3)	(2.4)	1.1	—	(2.6)
Income (loss) from continuing operations before income taxes	62.5	134.2	(67.7)	(35.5)	93.5
Income tax benefit (expense)	18.6	(29.5)	(1.9)	—	(12.8)
Net income (loss) from continuing operations	81.1	104.7	(69.6)	(35.5)	80.7
Income (loss) from discontinued operations, net of tax	—	—	1.9	—	1.9
Net income (loss) including noncontrolling interests	81.1	104.7	(67.7)	(35.5)	82.6
Net (income) loss attributable to noncontrolling interests	—	—	(1.5)	—	(1.5)
Net income (loss) attributable to MCBC	$81.1	$104.7	$(69.2)	$(35.5)	$81.1
Comprehensive income (loss) attributable to MCBC	$(556.3)	$(505.4)	$(293.7)	$799.1	$(556.3)

MOLSON COORS BREWING COMPANY AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEET
AS OF MARCH 31, 2016
(IN MILLIONS)
(UNAUDITED)
AS RECAST FOR CHANGE IN GUARANTORS

	Parent Guarantor and 2012 Issuer	Subsidiary Guarantors	Subsidiary Non Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$2,416.5	$41.8	$144.6	$—	$2,602.9
Accounts receivable, net	0.2	112.2	344.1	—	456.5
Other receivables, net	88.0	167.0	61.4	—	316.4
Total inventories	—	94.3	136.1	—	230.4
Other current assets, net	44.0	46.0	66.6	—	156.6
Intercompany accounts receivable	—	261.8	—	(261.8)	—
Total current assets	2,548.7	723.1	752.8	(261.8)	3,762.8
Properties, net	21.9	572.2	994.6	—	1,588.7
Goodwill	—	239.8	1,789.1	—	2,028.9
Other intangibles, net	—	3,139.9	1,845.0	—	4,984.9
Investment in MillerCoors	—	2,580.9	—	—	2,580.9
Net investment in and advances to subsidiaries	9,323.8	3,173.3	5,151.7	(17,648.8)	—
Deferred tax assets	39.9	2.5	0.1	(19.4)	23.1
Other assets, net	13.2	119.8	108.0	—	241.0
Total assets	$11,947.5	$10,551.5	$10,641.3	$(17,930.0)	$15,210.3
Liabilities and equity
Current liabilities:
Accounts payable and other current liabilities	$81.3	$333.2	$739.4	$—	$1,153.9
Current portion of long-term debt and short-term borrowings	—	—	63.5	—	63.5
Discontinued operations	—	—	4.5	—	4.5
Intercompany accounts payable	53.1	69.1	139.6	(261.8)	—
Total current liabilities	134.4	402.3	947.0	(261.8)	1,221.9
Long-term debt	1,901.7	1,071.7	—	—	2,973.4
Pension and postretirement benefits	3.4	191.3	14.2	—	208.9
Deferred tax liabilities	—	222.6	592.9	(19.4)	796.1
Other liabilities	10.3	26.7	42.3	—	79.3
Discontinued operations	—	—	11.4	—	11.4
Intercompany notes payable	—	—	5,114.6	(5,114.6)	—
Total liabilities	2,049.8	1,914.6	6,722.4	(5,395.8)	5,291.0
MCBC stockholders' equity	9,898.8	13,750.4	3,898.4	(17,648.8)	9,898.8
Intercompany notes receivable	(1.1)	(5,113.5)	—	5,114.6	—
Total stockholders' equity	9,897.7	8,636.9	3,898.4	(12,534.2)	9,898.8
Noncontrolling interests	—	—	20.5	—	20.5
Total equity	9,897.7	8,636.9	3,918.9	(12,534.2)	9,919.3
Total liabilities and equity	$11,947.5	$10,551.5	$10,641.3	$(17,930.0)	$15,210.3
MOLSON COORS BREWING COMPANY AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEET
AS OF DECEMBER 31, 2015
(IN MILLIONS)
(UNAUDITED)
AS RECAST FOR CHANGE IN GUARANTORS

	Parent Guarantor and 2012 Issuer	Subsidiary Guarantors	Subsidiary Non Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$146.4	$106.2	$178.3	$—	$430.9
Accounts receivable, net	—	120.4	304.3	—	424.7
Other receivables, net	8.7	33.5	59.0	—	101.2
Total inventories	—	61.6	117.7	—	179.3
Other current assets, net	45.6	22.4	54.7	—	122.7
Intercompany accounts receivable	—	3,796.7	5.5	(3,802.2)	—
Total current assets	200.7	4,140.8	719.5	(3,802.2)	1,258.8
Properties, net	20.4	578.7	991.7	—	1,590.8
Goodwill	—	225.3	1,758.0	—	1,983.3
Other intangibles, net	—	2,954.2	1,791.5	—	4,745.7
Investment in MillerCoors	—	2,441.0	—	—	2,441.0
Net investment in and advances to subsidiaries	12,394.3	3,459.1	4,765.1	(20,618.5)	—
Deferred tax assets	37.7	—	0.1	(17.6)	20.2
Other assets, net	14.0	115.4	107.1	—	236.5
Total assets	$12,667.1	$13,914.5	$10,133.0	$(24,438.3)	$12,276.3
Liabilities and equity
Current liabilities:
Accounts payable and other current liabilities	$72.7	$332.0	$779.7	$—	$1,184.4
Current portion of long-term debt and short-term borrowings	—	—	28.7	—	28.7
Discontinued operations	—	—	4.1	—	4.1
Intercompany accounts payable	3,652.6	70.6	79.0	(3,802.2)	—
Total current liabilities	3,725.3	402.6	891.5	(3,802.2)	1,217.2
Long-term debt	1,902.1	1,006.6	—	—	2,908.7
Pension and postretirement benefits	3.3	184.3	14.3	—	201.9
Deferred tax liabilities	—	215.7	601.7	(17.6)	799.8
Other liabilities	6.5	25.1	43.7	—	75.3
Discontinued operations	—	—	10.3	—	10.3
Intercompany notes payable	—	0.5	4,758.8	(4,759.3)	—
Total liabilities	5,637.2	1,834.8	6,320.3	(8,579.1)	5,213.2
MCBC stockholders' equity	7,031.0	16,837.4	3,793.1	(20,618.5)	7,043.0
Intercompany notes receivable	(1.1)	(4,757.7)	(0.5)	4,759.3	—
Total stockholders' equity	7,029.9	12,079.7	3,792.6	(15,859.2)	7,043.0
Noncontrolling interests	—	—	20.1	—	20.1
Total equity	7,029.9	12,079.7	3,812.7	(15,859.2)	7,063.1
Total liabilities and equity	$12,667.1	$13,914.5	$10,133.0	$(24,438.3)	$12,276.3
MOLSON COORS BREWING COMPANY AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE THREE MONTHS ENDED MARCH 31, 2016
(IN MILLIONS)
(UNAUDITED)
AS RECAST FOR CHANGE IN GUARANTORS

	Parent Guarantor and 2012 Issuer	Subsidiary Guarantors	Subsidiary Non Guarantors	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(162.2)	$147.5	$(78.7)	$—	$(93.4)
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to properties	(7.2)	(21.5)	(42.4)	—	(71.1)
Proceeds from sales of properties and other assets	—	1.3	1.1	—	2.4
Investment in MillerCoors	—	(413.7)	—	—	(413.7)
Return of capital from MillerCoors	—	283.4	—	—	283.4
Other	—	—	(6.5)	—	(6.5)
Net intercompany investing activity	—	(66.1)	—	66.1	—
Net cash provided by (used in) investing activities	(7.2)	(216.6)	(47.8)	66.1	(205.5)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock, net	2,526.4	—	—	—	2,526.4
Exercise of stock options under equity compensation plans	4.2	—	—	—	4.2
Excess tax benefits from share-based compensation	3.9	—	—	—	3.9
Dividends paid	(80.5)	—	(7.8)	—	(88.3)
Debt issuance costs	(14.2)	—	—	—	(14.2)
Payments on debt and borrowings	—	—	(10.3)	—	(10.3)
Proceeds on debt and borrowings	—	—	20.9	—	20.9
Net proceeds from (payments on) revolving credit facilities and commercial paper	—	—	2.5	—	2.5
Change in overdraft balances and other	(0.3)	—	18.8	—	18.5
Net intercompany financing activity	—	—	66.1	(66.1)	—
Net cash provided by (used in) financing activities	2,439.5	—	90.2	(66.1)	2,463.6
CASH AND CASH EQUIVALENTS:
Net increase (decrease) in cash and cash equivalents	2,270.1	(69.1)	(36.3)	—	2,164.7
Effect of foreign exchange rate changes on cash and cash equivalents	—	4.7	2.6	—	7.3
Balance at beginning of year	146.4	106.2	178.3	—	430.9
Balance at end of period	$2,416.5	$41.8	$144.6	$—	$2,602.9
MOLSON COORS BREWING COMPANY AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE THREE MONTHS ENDED MARCH 31, 2015
(IN MILLIONS)
(UNAUDITED)
AS RECAST FOR CHANGE IN GUARANTORS

	Parent Guarantor and 2012 Issuer	Subsidiary Guarantors	Subsidiary Non Guarantors	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(77.7)	$157.0	$(281.9)	$—	$(202.6)
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to properties	(3.8)	(22.4)	(47.5)	—	(73.7)
Proceeds from sales of properties and other assets	—	0.4	2.6	—	3.0
Acquisition of businesses, net of cash acquired	—	—	(6.3)	—	(6.3)
Investment in MillerCoors	—	(417.9)	—	—	(417.9)
Return of capital from MillerCoors	—	310.4	—	—	310.4
Other	—	0.1	(8.8)	—	(8.7)
Net intercompany investing activity	—	(90.2)	(59.1)	149.3	—
Net cash provided by (used in) investing activities	(3.8)	(219.6)	(119.1)	149.3	(193.2)
CASH FLOWS FROM FINANCING ACTIVITIES:
Exercise of stock options under equity compensation plans	24.8	—	—	—	24.8
Excess tax benefits from share-based compensation	6.1	—	—	—	6.1
Dividends paid	(67.9)	—	(8.3)	—	(76.2)
Payments on long-term debt	—	—	(7.1)	—	(7.1)
Proceeds from short-term borrowings	—	—	16.6	—	16.6
Net proceeds from (payments on) revolving credit facilities and commercial paper	127.8	—	30.0	—	157.8
Change in overdraft balances and other	(0.1)	(0.2)	1.6	—	1.3
Net intercompany financing activity	—	59.1	90.2	(149.3)	—
Net cash provided by (used in) financing activities	90.7	58.9	123.0	(149.3)	123.3
CASH AND CASH EQUIVALENTS:
Net increase (decrease) in cash and cash equivalents	9.2	(3.7)	(278.0)	—	(272.5)
Effect of foreign exchange rate changes on cash and cash equivalents	—	(13.3)	(21.2)	—	(34.5)
Balance at beginning of year	40.9	173.2	410.5	—	624.6
Balance at end of period	$50.1	$156.2	$111.3	$—	317.6